Segmented Information (Tables)	12 Months Ended
Jun. 30, 2019
Operating segments [Abstract]
Operating Segments

Operating Segments	Cannabis	Horizontally Integrated Businesses	Corporate	Total
	$	$	$	$
Year ended June 30, 2019
Gross Revenue	278,584	2,513	—	281,097
Gross profit (loss)	162,910	(1,556)	(1,539)	159,815
Net loss	(164,298)	(8,567)	(125,059)	(297,924)

Year ended June 30, 2018
Gross Revenue	52,772	2,424	—	55,196
Gross profit	43,120	399	—	43,519
Net (loss) income	(8,842)	(20)	78,089	69,227

Geographical Segments

Geographical Segments	Canada	European Union	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
As at June 30, 2019	4,442,849	82,922	226,483	4,752,254
As at June 30, 2018	1,509,645	32,225	—	1,541,870

Year ended June 30, 2019
Gross Revenue	265,840	11,789	3,468	281,097
Gross profit (loss)	152,945	8,268	(1,398)	159,815

Year ended June 30, 2018
Gross Revenue	48,152	4,599	2,445	55,196
Gross profit	39,654	3,459	406	43,519